UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.5%)(a)
		Principal
	Rating(RAT)	amount	Value

California (95.3%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A+	$1,000,000	$1,000,100
Acalanes, Unified High School Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/21
(Prerefunded)	Aa2	5,815,000	3,221,859
Alameda Cnty., Unified School Dist. G.O. Bonds,
Ser. A, FSA, zero %, 8/1/15	AAA	1,000,000	765,470
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
MBIA, 5 1/4s, 10/1/21	AA	9,500,000	9,600,415
AMBAC, zero %, 10/1/19	A	48,270,000	24,069,352
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/24	AA	1,825,000	1,680,095
Anaheim, COP, MBIA, 6.2s, 7/16/23 (SEG)	AA	32,000,000	32,072,320
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	AA	7,575,000	7,664,082
5 1/4s, 10/1/22	AA	6,700,000	6,825,558
5s, 10/1/29	AA	1,945,000	1,823,126
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	AAA	1,290,000	255,665
(Cap. Appn. Sub. Pub. Impt.), Class C, FSA, zero %,
9/1/22	AAA	6,500,000	2,570,165
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	AAA	1,770,000	901,939
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	AAA	1,500,000	907,755
Aromas-San Juan, Unified School Dist. G.O. Bonds,
Ser. A, FGIC, zero %, 8/1/26	BBB+	1,475,000	430,390
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31(T)	AA	13,600,000	12,039,536
Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F1, 5s, 4/1/34	AA	5,000,000	4,680,000
Ser. F, 5s, 4/1/31	AA	3,100,000	2,959,632
(San Francisco Bay Area), Ser. F, 5s, 4/1/26	AA	15,500,000	15,217,899
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	A	3,390,000	2,888,314
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/18	AA	2,345,000	1,472,801
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	978,256
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	3,469,850
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	5,155,896
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,080,249

(U. of The Pacific), 5s, 11/1/36	A2	1,750,000	1,379,420
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	1,999,189
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,103,906
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	985,680
(Claremont Graduate U.), Ser. A, 5s, 3/1/26	A3	1,200,000	1,031,832
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	3,478,160
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	898,900
(U. of the Pacific), 5s, 11/1/16	A2	1,095,000	1,126,131
(U. of the Pacific), 5s, 11/1/14	A2	295,000	309,228
(U. of the Pacific), 5s, 11/1/13	A2	525,000	550,830
(U. of the Pacific), 5s, 11/1/11	A2	625,000	651,125
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,176,185
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,500,000	5,449,235
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,290,035
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	7,750,000	6,358,874
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	AA	1,600,000	1,526,208
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	1,000,000	787,070
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	7,595,500
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A2	6,750,000	5,515,290
(CA-NV Methodist), 5s, 7/1/26	A+	1,745,000	1,418,022
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aa2	6,390,000	5,932,732
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A1	7,250,000	6,245,875
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,361,715
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	2,900,000	2,953,737
CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	Aa2	5,000,000	4,124,600
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aa2	15,000	13,464
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	AA	1,650,000	1,299,260
(Home Mtge.), Ser. L, 5.2s, 8/1/28	Aa2	4,500,000	3,990,285
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	Aa2	8,050,000	5,447,113
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Aa2	2,500,000	1,712,800
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa2	5,000,000	3,846,300
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A+	4,985,000	4,855,141
Ser. B, 4s, 6/1/10	B/P	1,000,000	300,000
Ser. A, zero %, 12/1/20	B/P	2,445,000	401,151
Ser. A, zero %, 12/1/19	B/P	3,445,000	597,122
Ser. A, zero %, 12/1/18	B/P	4,890,000	899,075
Ser. A, zero %, 12/1/17	B/P	2,445,000	476,848
Ser. A, zero %, 12/1/16	B/P	2,445,000	503,939
Ser. A, zero %, 12/1/15	B/P	2,440,000	530,188
CA Muni. Fin. Auth. COP
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/46	Baa2	11,000,000	5,914,480
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/27	Baa2	8,000,000	4,968,160
(Cmnty. Hosp. of Central CA), 5s, 2/1/22	Baa2	2,400,000	1,587,480
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	6,500,000	4,544,280
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	160,127
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	1,801,100
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	549,224
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. F, 0.75s, 11/1/26	A-1+	2,500,000	2,500,000
Class C, 0.95s, 11/1/26	A-1+	7,400,000	7,400,000
Ser. E, 0.75s, 11/1/26	VMIG1	3,300,000	3,300,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BBB	1,000,000	783,260
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	5,018,475
CA Poll. Control Fin. Auth. Solid Waste Disp.
Mandatory Put Bonds (Waste Management, Inc.), Ser. B,
5s, 7/1/17	BBB	4,500,000	2,716,785
CA State G.O. Bonds
5 1/2s, 3/1/26	A1	2,000,000	1,975,800
AMBAC, 5 1/2s, 4/1/11	A1	16,545,000	17,458,118
5 1/4s, 3/1/30	A1	2,155,000	1,989,345
5 1/4s, 12/1/23	A1	10,750,000	10,553,383

5 1/4s, 2/1/20	A1	5,000,000	5,071,100
5 1/8s, 3/1/25	A1	2,060,000	1,967,259
5 1/8s, 3/1/24	A1	2,435,000	2,331,975
5 1/8s, 4/1/23	A1	2,250,000	2,182,365
5s, 2/1/29 (Prerefunded)	AAA	400,000	441,080
AMBAC, 4 1/4s, 12/1/35	A1	6,000,000	4,381,500
CA State VRDN (Kindergarten U.), Ser. A-2, 0.85s,
5/1/34	VMIG1	10,550,000	10,550,000
CA State Dept. of Wtr. Resources Rev. Bonds
FSA, 5 1/8s, 12/1/29	AAA	4,885,000	4,795,653
FSA, 5 1/8s, 12/1/29 (Prerefunded)	Aa2	115,000	126,693
(Central Valley), Ser. AE, 5s, 12/1/29	Aaa	3,000,000	2,957,760
(Pwr. Supply), Ser. H, 5s, 5/1/21	Aa3	6,000,000	6,035,100
CA State Dept. of Wtr. Resources VRDN (Pwr. Supply),
Ser. F-4, 0.75s, 5/1/22	VMIG1	8,300,000	8,300,000
CA State Econ. Recvy. VRDN
Ser. C-2, 0.85s, 7/1/23	VMIG1	7,725,000	7,725,000
Ser. C-4, 0.75s, 7/1/23	VMIG1	5,400,000	5,400,000
CA State Pub. Wks. Board Rev. Bonds (Dept. of Gen.
Svcs. Butterfield), Ser. ST-A
5 1/4s, 6/1/25	A2	2,500,000	2,235,125
5s, 6/1/23	A2	2,900,000	2,565,195
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	AA	28,000,000	32,481,679
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	A2	33,500,000	34,628,949
CA Statewide Cmnty. Dev. Mandatory Put Bonds (Hsg.
Equity Res.), Ser. B, 5.2s, 6/15/09	Baa1	5,850,000	5,935,176
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	9,023,022
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Henry Mayo
Newhall Memorial Hosp.)
5s, 10/1/27	A+	3,685,000	3,020,595
5s, 10/1/20	A+	1,055,000	976,434
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	5,000,000	2,669,550
CA Statewide Cmnty. Dev. Auth. Special Tax Mandatory
Put Bonds (Hsg. Equity Res. - C), Ser. C, 5.2s, 6/15/09	Baa1	4,000,000	4,058,240
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	1,828,485
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,380,268
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,435,000	425,937
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	10,000,000	6,891,400
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	7,500,000	5,625,750
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	2,205,000	1,943,178
(Kaiser Permanente), Ser. A, 4 3/4s, 4/1/33	A+	1,600,000	1,184,432
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,415,000	1,738,752
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A+	7,500,000	6,983,250
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A+	5,000,000	4,803,350
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	10,015,920
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	14,000,000	10,828,720
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB+	1,000,000	521,190
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,320,000	2,347,140

CA Tobacco Securitization Agcy. Rev. Bonds (Sonoma
Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30 (Prerefunded)	AAA/F	5,000,000	5,632,600
CA Tobacco Securitization Agcy. Rev. Bonds stepped
coupon zero% (5.25%, 12/01/10) 6/1/21 (STP)	Baa3	10,000,000	6,158,900
Cabrillo, Cmnty. College Dist. G.O. Bonds, Ser. C,
AMBAC, zero %, 5/1/26	Aa3	10,095,000	4,142,786
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, zero
%, 11/1/21	AA	2,250,000	1,089,203
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, MBIA, zero %, 8/1/23	AA	5,855,000	2,127,122

Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. B, AMBAC, zero %, 8/1/17	Aa2	3,785,000	2,504,270
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	AAA	5,865,000	5,271,931
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aa3	32,000,000	32,193,280
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC
zero %, 8/1/26	AA	4,415,000	1,333,683
zero %, 8/1/25	AA	3,945,000	1,273,012
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	2,638,838
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	1,463,420
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,658,680
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,500,000	1,555,875
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	360,000	228,258
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	3,763,550
Coast, Cmnty. College Dist. G.O. Bonds, MBIA
zero %, 8/1/22	Aa2	1,280,000	586,112
zero %, 8/1/21	Aa2	4,500,000	2,269,710
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	A	250,000	197,050
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	66,780,000	34,183,346
Compton, Unified School Dist, G.O. Bonds (Election
of 2002), Ser. D, AMBAC, zero %, 6/1/13	A2	1,440,000	1,212,710
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	A2	7,295,000	4,555,873
zero %, 6/1/17	A2	7,145,000	4,780,577
zero %, 6/1/16	A2	6,885,000	4,931,106
zero %, 6/1/14	A2	2,970,000	2,375,139
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, MBIA, 4 3/4s, 8/1/26	AA	2,095,000	1,527,150
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds,
Ser. G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	19,957,700
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,395,000	2,069,855
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,700,000	13,899,335
Desert Sands, Unified School Dist. G.O. Bonds, AMBAC,
zero %, 6/1/13	Aa3	2,050,000	1,752,750
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A3	7,000,000	5,395,460
5 1/4s, 4/1/24	A3	7,500,000	6,356,775
East Bay, Muni. Util. Dist. Wtr. Syst. Rev. Bonds,
Ser. A, FGIC, 5s, 6/1/32	AAA	8,000,000	7,659,200
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	A	10,725,000	12,381,584
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, MBIA, zero %,
10/1/25	AA	1,505,000	498,005
Folsom Cordova, Unified School Dist. Fac. Impt. G.O.
Bonds (Dist. No. 1), Ser. A, MBIA, zero %, 10/1/23	AA	1,445,000	563,131
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	1,150,000	1,209,616
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	13,759,230
MBIA, 5 3/8s, 1/15/14	AA	5,000,000	4,922,900
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds,
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,305,740
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	AAA	410,000	128,305
zero %, 3/1/26	AAA	390,000	130,689
zero %, 3/1/25	AAA	375,000	134,925
zero %, 3/1/24	AAA	360,000	140,368
zero %, 3/1/23	AAA	345,000	142,920
Golden State Tobacco Securitization Corp. Rev. Bonds

Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	AAA	6,075,000	7,327,544
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	13,060,000	14,176,238
Ser. A-1, 5 3/4s, 6/1/47	BBB	15,000,000	8,364,600
Ser. A-1, 5 1/8s, 6/1/47	BBB	20,375,000	10,179,961
Ser. A-1, 5s, 6/1/33	BBB	54,390,000	30,635,711
Ser. A, AMBAC, zero %, 6/1/24	Aa2	15,500,000	5,872,020
Golden State Tobacco Securitization Corp.
stepped-coupon Rev. Bonds, Ser. A, zero % (4.55s,
6/1/10), 6/1/22 (STP)	AAA	4,085,000	3,182,297
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, MBIA
zero %, 8/1/20	AA	2,000,000	1,065,200
zero %, 2/1/20	AA	2,480,000	1,357,304
Hartnell, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FSA, 5s, 6/1/31	AAA	5,000,000	4,460,550
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	1,923,476
5.8s, 9/1/23	BB/P	1,000,000	759,530
Inland Empire Tobacco Securitization Auth. Rev. Bonds,
Ser. A, 4 5/8s, 6/1/21	BBB+/F	4,115,000	3,060,490
Irvine Ranch, Wtr. Dist. VRDN, 0.95s, 4/1/33	VMIG1	4,750,000	4,750,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	730,240
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 04-20)
5s, 9/2/25	BB/P	3,000,000	1,989,450
5s, 9/2/21	BB/P	1,000,000	752,080
5s, 9/2/20	BB/P	1,000,000	753,930
5s, 9/2/19	BB/P	1,000,000	814,850
4 7/8s, 9/2/18	BB/P	1,000,000	831,510
4.8s, 9/2/17	BB/P	1,000,000	846,140
4.7s, 9/2/16	BB/P	1,350,000	1,163,201
4 5/8s, 9/2/15	BB/P	1,290,000	1,131,588
4 1/2s, 9/2/14	BB/P	1,235,000	1,103,892
4.3s, 9/2/12	BB/P	1,000,000	927,510
4 1/4s, 9/2/11	BB/P	1,085,000	1,028,265
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	3,820,800
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,312,193
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	440,924
(Dist. No. 04-20), 4.4s, 9/2/13	BB/P	1,180,000	1,073,765
Jurupa, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/23	AA	1,470,000	606,478
Kern Cnty., Wtr. Agcy. Impt. Certificates
of Participation (Dist. No. 4), Ser. A, AGO, 5s, 5/1/28	AAA	5,030,000	4,590,227
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	A+	1,950,000	1,659,275
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,365,000	10,498,074
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA,
4 3/4s, 10/1/26	AAA	1,595,000	1,417,046
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, FSA, 5s, 8/1/28	AAA	5,245,000	4,987,471
FSA, zero %, 11/1/23	AAA	1,395,000	609,155
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA, 5s, 8/1/27	AAA	3,555,000	3,324,067
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A
5 1/2s, 11/15/30	A2	8,500,000	5,656,835
5 1/2s, 11/15/28	A2	5,000,000	3,421,500
Los Angeles Cnty., COP (Disney), AMBAC, zero %, 9/1/11	A+	2,000,000	1,837,980
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2001), Ser. E-1, 5s, 8/1/25	Aa2	5,000,000	4,977,550
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	AAA	16,000,000	13,572,800
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	19,415,000	23,465,163
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.)
5 3/4s, 8/10/18	Aa2	45,000,000	47,751,299

Ser. A, 5s, 7/1/32	AAA	10,000,000	9,509,400
Ser. A, 5s, 7/1/26	AAA	7,790,000	7,736,093
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, zero %, 8/1/24	AA	1,200,000	466,596
Mount Pleasant, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. E, AMBAC, zero %, 9/1/14
(Prerefunded)	A+	1,080,000	880,772
Murrieta Valley, Unified School Dist. G.O. Bonds, FSA,
zero %, 9/1/31	AAA	6,445,000	1,440,522
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, MBIA
zero %, 8/1/22	AA	5,000	2,244
zero %, 8/1/21	AA	8,575,000	4,183,314
Natomas, Unified School Dist. G.O. Bonds, FGIC
zero %, 8/1/29	AA	4,210,000	1,079,486
zero %, 8/1/22	AA	1,500,000	645,840
zero %, 8/1/21	AA	1,500,000	698,580
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	4,309,134
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	3,845,000	2,307,846
Ser. D, 5s, 9/1/26	BBB/P	1,745,000	1,157,197
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,597,676
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	AA	4,900,000	4,379,081
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	2,457,681
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	AAA	2,400,000	2,617,416
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	1,799,353
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	750,890
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	A	24,855,000	26,719,621
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	2,517,030
Pleasant Valley, School Dist. Ventura Cnty., G.O.
Bonds, Ser. C, MBIA, 5.8s, 8/1/30 (Prerefunded)	AA	1,180,000	1,182,561
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	5,500,000	3,298,075
Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB/P	1,485,000	971,160
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/38	A3	3,500,000	2,497,705
(Eisenhower Med.), Ser. B, MBIA, 4 7/8s, 7/1/22	Baa1	4,000,000	3,686,480
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22
(Prerefunded)	AA	20,800,000	22,756,240
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	A	3,230,000	1,448,171
Rio Linda, Unified School Dist. G.O. Bonds (Election
of 2006), FSA, 5s, 8/1/31	AAA	10,000,000	8,732,000
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), MBIA,
4 3/4s, 11/1/36	A3	1,600,000	1,089,952
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	2,759,397
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), MBIA, zero %, 8/1/25	AA	1,340,000	442,977
Roseville, Cmnty. Fac. Special Tax Bonds (Cmnty. Fac.
Dist. No. 1-Crocker), 6s, 9/1/33 (Prerefunded)	AAA/P	1,750,000	1,859,533
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/21	A2	1,145,000	850,094
5s, 2/15/17	A2	2,495,000	2,034,872
5s, 2/15/15	A2	4,435,000	3,774,717
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, zero %,
12/1/23	AA	15,815,000	5,530,822
Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, FSA
5s, 7/1/28	AAA	1,500,000	1,359,300
5s, 7/1/26	AAA	5,000,000	4,605,200
5s, 7/1/25	AAA	3,990,000	3,720,755
5s, 7/1/24	AAA	2,715,000	2,562,336
Sacramento Cnty., Sanitation Dist. Rev. Bonds
(Sacremento Regl. Cnty. Sanitation), FGIC, 5s, 12/1/30	AA	10,000,000	9,443,300
Sacramento, Special Tax Rev. Bonds (North Natomas

Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,057,905
5.7s, 9/1/23	BBB/P	4,905,000	3,604,145
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, zero %, 12/1/22	AA	7,500,000	2,845,050
(Cap. Appn.), Ser. A, FGIC, zero %, 12/1/19	AA	5,000,000	2,504,750
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10 (Prerefunded)	AA	8,350,000	8,515,414
Ser. K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	11,488,385
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	AA	1,070,000	1,031,694
Salinas, Unified School Dist. G.O. Bonds (Cap. Appn.),
Ser. A, FGIC, zero %, 10/1/24	AA	1,200,000	443,676
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa3	1,000,000	1,040,830
San Diego Cnty., COP (Burnham Institute), 6 1/4s,
9/1/29 (Prerefunded)	Baa3	4,000,000	4,170,560
San Diego Cnty., Wtr. Auth. COP (Stars & Cars),
Ser. B, MBIA, 6.3s, 4/21/11	AA+	56,700,000	59,761,232
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	8,750,000	7,062,563
San Diego, Cmnty. College Dist. G.O. Bonds (Election
of 2006), FSA
5s, 8/1/25	AAA	9,610,000	9,616,247
zero %, 8/1/16	AAA	5,060,000	3,705,084
San Diego, Pub. Fac. Fin. Auth. TAN (Southcrest),
Ser. B, Radian Insd., 5 1/8s, 10/1/22	A3	1,000,000	860,800
San Diego, Redev. Agcy. Tax Alloc. (Centre City),
Ser. A, XLCA, 5s, 9/1/22	A3	4,665,000	3,986,662
San Diego, Redev. Agcy. TRAN (Centre City), Ser. A,
XLCA, 5 1/4s, 9/1/15	A3	3,215,000	3,230,368
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	AA	7,225,000	7,081,150
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.), Ser. 34D, AGO, 5 1/4s, 5/1/25	AAA	2,250,000	2,168,618
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	22,511,579
MBIA, zero %, 1/15/32	AA	25,000,000	3,122,500
MBIA, zero %, 1/15/23	AA	21,625,000	6,374,618
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, MBIA
5 3/8s, 1/15/29	AA	5,790,000	4,627,079
zero %, 1/15/26	AA	48,135,000	10,631,577
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A3	3,935,000	2,908,909
San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B,
6 1/4s, 8/1/20	A3	5,025,000	4,975,856
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds, FGIC, zero %, 8/1/15	AA	1,250,000	953,763
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	A	1,000,000	924,890
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,374,855
5.8s, 9/1/18	Baa3	1,635,000	1,532,077
5 1/2s, 9/1/10	Baa3	760,000	767,342
San Mateo Cnty., Cmnty. College G.O. Bonds (Election
of 2005), Ser. A, MBIA, zero %, 9/1/26	Aa1	4,000,000	1,342,360
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A	4,590,000	4,485,945
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,100,000	8,845,220
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	359,090
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	392,495
Saugus, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/24	AA	1,210,000	458,566
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds,
Ser. A, XLCA, 5 1/8s, 12/1/35	A	5,000,000	3,984,000

Shasta Tehama Trinity, Joint Cmnty. College Dist. G.O.
Bonds (Election of 2002), Ser. B, FSA, 5s, 8/1/30	AAA	9,070,000	7,982,054
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	2,000,000	1,333,640
5 1/4s, 7/1/32	A/F	1,000,000	689,980
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
G.O. Bonds (Dist. No. 2 Western NV), Ser. B, MBIA
zero %, 8/1/15	AA	1,495,000	1,129,742
zero %, 8/1/14	AA	1,295,000	1,031,312
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
Dist. No. 2 G.O. Bonds (Dist. No. 2 Western NV),
Ser. B, MBIA, zero %, 8/1/13	AA	1,275,000	1,071,115
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	9,300,000	491,226
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/25	AA	9,020,000	3,141,125
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A	2,850,000	2,048,694
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A	3,000,000	2,289,480
(Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	AAA	3,750,000	3,917,250
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	AA	1,500,000	1,279,740
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,360,000	4,553,534
Sweetwater, High School COP, FSA, 5s, 9/1/27	AAA	7,840,000	7,662,816
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	4,163,150
zero %, 9/1/14	B/P	2,805,000	1,820,052
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,644,300
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	2,466,150
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	996,860
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	15,825,000	10,462,065
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,471,515
5 1/2s, 6/1/31	A1	2,000,000	1,702,740
Tracy, Operational Partnership, Joint Powers Auth.
Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AAA	2,200,000	2,175,140
6 1/4s, 10/1/33	AAA	3,000,000	2,947,770
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	AAA	1,000,000	872,640
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AA	4,730,000	4,667,942
Washington Twp., Hlth. Care Dist. Rev. Bonds, Ser. A
5s, 7/1/17	A3	1,125,000	1,057,129
5s, 7/1/16	A3	535,000	510,551
5s, 7/1/14	A3	975,000	964,870
West Basin, Muni. Wtr. Dist. COP, Ser. A, MBIA, 5s,
8/1/30	AA	5,745,000	5,167,628
West Contra Costa, Unified School Dist. G.O. Bonds,
FGIC
zero %, 8/1/19	AA	6,985,000	4,000,030
zero %, 8/1/18	AA	7,535,000	4,732,432
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA
zero %, 11/1/24	A+	2,395,000	819,761
zero %, 11/1/22	A+	2,315,000	931,556
zero %, 11/1/20	A+	1,240,000	586,049
Yosemite, Cmnty. College Dist. G.O. Bonds (Election
of 2004), Ser. C, FSA, 5s, 8/1/32	AAA	16,200,000	15,103,259
			1,489,217,546

Puerto Rico (4.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	2,388,840
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,

Ser. A
6s, 7/1/44	Baa3	14,000,000	11,228,140
6s, 7/1/38	Baa3	7,350,000	5,974,889
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, 5s, 7/1/28	A-	1,200,000	892,776
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,111,220
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	12,609,303
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	AAA	2,000,000	1,887,880
5 1/4s, 8/1/18	AAA	2,855,000	2,724,355
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd.
5 1/2s, 7/1/27	Baa3	3,000,000	2,392,740
5 1/2s, 7/1/25	Baa3	12,505,000	10,246,221
5 1/2s, 7/1/20	Baa3	5,320,000	4,696,336
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26	Baa2	5,000,000	3,848,300
Ser. Q, 5s, 6/1/25	Baa2	5,000,000	3,900,800
			64,901,800

TOTAL INVESTMENTS

Total investments (cost $1,746,771,238)(b)			$1,554,119,346

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	252	$31,689,000	Mar-09	$(2,453,904)

Total				$(2,453,904)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$6,866,740	$6,866,740	3/12/09	-	5.02% minus	$427,235
					Municipal Market
					Data Index AAA
					municipal yields
					15 Year rate

Total						$427,235

NOTES

(a) Percentages indicated are based on net assets of $1,562,475,326.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,749,877,269, resulting in gross unrealized appreciation and depreciation of $43,575,607 and $239,333,530, respectively, or net unrealized depreciation of $195,757,923.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at December 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

The fund had the following sector concentrations greater than 10% at December 31, 2008 (as a percentage of net assets):

Utilities	20.6%
Local Government	13.5
State Government	12.8
Land	12.1
Healthcare	11.6
Transportation	10.4

The fund had the following insurance concentrations greater than 10% at December 31, 2008 (as a percentage of net assets):

MBIA	17.6%
AMBAC	14.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) ,sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund gives the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At December 31, 2008 the fund’s investments with a value of $12,039,536 were held by the TOB trust and served as collateral for $6,800,000 in floating-rate bonds outstanding. During the period ended December 31, 2008, the fund incurred interest expense of $34,368 for these investments based on an average interest rate of %2.51.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$--	$(2,453,904)

Level 2	1,554,119,346	427,235

Level 3	--	--

Total	$1,554,119,346	$(2,026,669)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009